Short-Term Investments - Summary of Marketable Securities (Detail) (Government debentures [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Government debentures [Member]
Marketable Securities [Line Items]
Amortized cost	$ 3,134	$ 7,810
Unrealized gain	49	25
Market value	$ 3,183	$ 7,835